REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
REVENUES
Schedule of revenues

	2021	2020	2019
Telecommunications:
Internet	$1,201.4	$1,131.4	$1,114.3
Television	836.1	903.6	974.4
Mobile telephony	712.5	658.5	600.7
Wireline telephony	318.5	338.4	341.1
Mobile equipment sales	276.4	257.2	229.1
Wireline equipment sales	204.0	151.7	40.7
Other	186.1	181.8	180.1
Media:
Advertising	354.0	285.5	339.6
Subscription	202.7	200.3	210.6
Other	219.3	164.7	187.8
Sports and Entertainment	167.0	158.0	192.2
Inter-segments	(123.6)	(113.3)	(116.8)
	$4,554.4	$4,317.8	$4,293.8